Income Taxes - Temporary Differences in Deferred Tax Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Deferred tax assets	$ 1,634	$ 1,455
Deferred tax liabilities	383	406
Net deferred tax asset	$ 1,251	$ 1,049